Revenue Recognition (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenues by Geographic Region

Revenue by geographic region, based on the physical location of the customer, was as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2024	2023	2024
United States	$77,741	$91,164	$191,309	$248,507
Other	29,263	37,976	81,018	108,425
Total revenue	$107,004	$129,140	$272,327	$356,932

Revenue by geographic region, based on the physical location of the customer, was as follows (in thousands):

	Year Ended December 31,
	2022	2023
United States	$202,533	$262,855
Other	76,791	112,066
Total revenue	$279,324	$374,921